Consolidated Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period, including noncontrolling interest	$ (20,011,821)	$ (1,439,490)	$ (39,815,021)	$ (3,923,998)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	1,318,001	382,131	2,052,411	566,110
Share based compensation	382,158	467,623	1,761,785	253,728
Change in fair value of digital assets		328,433	406,345	(157,923)
Intangible assets (FIL) revenue		(77,758)	(133,235)	(219,763)
Intangible assets (FIL) cost of revenue		33,663	141,338	118,497
Amortization of intangible assets		275,000	1,650,000	564,671
Deferred tax liability		(112,767)
Income tax (benefit) expense			(216,234)	32,908
Unrealized (gains) losses on foreign currency exchange	(3,206,678)	(102,591)	(1,106,756)	956,560
Change in fair value of NUAI shares	1,509,115
Change in fair value of convertible notes	70,227,754		26,030,635
Change in fair value of warrant liability	(883,325)		(445,000)
Gain on sale of property and equipment		(808,513)	(945,662)	(273,273)
Gain on sale of investment in TCDC	(65,919,712)
Bad debt expense			73,434
Debt issuance costs			5,935,530
Changes in assets and liabilities:
Trade and other receivables	(4,588,742)	(66,677)	181,427	(759,340)
Other current assets	(1,400,349)	11,698	(239,242)	27,285
Other long-term assets		4,534	8,963
Trade and other payables	4,307,291	(223,391)	(531,597)	608,545
Income tax payable	13,518,652
Other current liabilities	(2,701,932)		2,551,932
Net cash provided by (used in) operating activities	(7,449,588)	(1,328,105)	(2,638,947)	(2,205,993)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash received from DSS acquisition				55,836
Purchase of certificates of deposit	(50,218)		(86,828)	(264,363)
Deposit paid on property and equipment	(42,453,168)
Payment for the purchase of property and equipment	(66,712)	(32,963)	(10,950,712)	(2,947,244)
Proceeds from sales of digital assets			339,412	119,268
Investment - Texas Critical Data Centers JV			(3,414,432)
Cash received as initial deposit related to the sale of TCDC investment			150,000
Proceeds received from the sale of TCDC investment	9,850,000
Proceeds from sale of property and equipment			156,965
Net cash provided by (used in) investing activities	(32,720,098)	(32,963)	(13,805,595)	(3,036,503)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock, net of issuance costs	119,499,981		481,299	10,184,394
Issuance costs related to capital raise			(5,731,313)	(622,231)
Proceeds from debt issuance with related parties				419,601
Proceeds from issuance of preferred shares				42,000
Cash received from convertible note issuance	15,171,072		89,221,502
Payment for lease liabilities	(219,721)	(109,225)	(3,176,273)
Repayment of note payable	(2,249,124)
Proceeds from issuance of note payable			2,249,124
Net cash provided by (used in) financing activities	132,202,208	(109,225)	83,044,339	10,023,764
Effect of exchange rate changes on cash and cash equivalents	1,182,741	(109,814)	48,422	(356,667)
Net cash increase/(decreases) in cash and cash equivalents	93,215,263	(1,580,107)	66,648,219	4,424,601
Cash and cash equivalents at beginning of period	71,073,024	4,424,805	4,424,805	204
Cash and cash equivalents at end of period	$ 164,288,288	$ 2,844,698	$ 71,073,024	$ 4,424,805